Earnings per share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic:
Net income (loss)	$ 27.0	$ 38.9	$ 31.3	$ 22.6	$ (59.2)	$ (63.0)	$ 39.8	$ 14.0	$ 119.8	$ (68.4)	$ 16.5
Less: earnings allocated to participating securities									0.2	0.0	0.0
Earnings allocated to common shares outstanding									$ 119.6	$ (68.4)	$ 16.5
Weighted average common shares outstanding (in shares)	140.7	140.4	140.1	139.4	138.1	137.7	137.6	137.6	140.2	137.8	119.6
Basic income (loss) per common share (usd per share)									$ 0.85	$ (0.50)	$ 0.14
Diluted:
Net income	$ 27.0	$ 38.9	$ 31.3	$ 22.6	$ (59.2)	$ (63.0)	$ 39.8	$ 14.0	$ 119.8	$ (68.4)	$ 16.5
Less: earnings allocated to participating securities									0.0	0.0	0.0
Earnings allocated to common shares outstanding									$ 119.8	$ (68.4)	$ 16.5
Weighted average common shares outstanding (in shares)	140.7	140.4	140.1	139.4	138.1	137.7	137.6	137.6	140.2	137.8	119.6
Stock compensation plans (in shares)									1.2	0.0	0.5
Weighted average common shares outstanding – diluted (in shares)	141.8	141.4	141.3	140.8	138.1	137.7	138.1	137.8	141.4	137.8	120.1
Diluted income (loss) per common share (usd per share)									$ 0.85	$ (0.50)	$ 0.14
Employee Stock Option [Member] | Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from diluted income (loss) per share (in shares)									0.8	3.3	2.0